Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9.        Commitments and Contingencies

Operating lease

The Company leases an office in Cupertino, California under a cancelable month-to-month operating lease. The Company sublet the office on a month-to-month basis to a related party entity for approximately $551 per month during 2013. The majority stockholder of the related party is a stockholder of the Company.

In January 2013, the Company amended its lease agreement to lease additional office space. The amended lease agreement, which included a security deposit of $3,371, commenced February 1, 2013, on a month-to-month basis. In January 2013, March 2013, May 2013, and August 2013, the Company amended its lease agreement to lease additional office space. The Company has paid a total security deposit of $5,478. In conjunction with the amendments, the Company terminated its sublease agreement effective December 31, 2012.

In March 2014, the Company entered into a non-cancelable thirty-eight month lease agreement commencing June 1, 2014 with escalating rent payments ranging from approximately $9,200 to $9,800 per month and one option to extend the lease term for an additional three years. Included in the lease agreement was a full rent abatement period of two months. Rent expense is recognized on a straight line basis. The Company paid a security deposit of $18,993 during the three months ended March 31, 2014. The future minimum payments related to this lease are as follows for the years ending December 31:

2014	$46,236
2015	112,895
2016	116,201
2017	68,587
Total	$343,919

Rent expense was approximately $24,700, $14,411 and $99,000 for the three months ended March 31, 2014, 2013 and the period from January 12, 2012 (Inception) to March 31, 2014, respectively.

Guaranteed payments

The Company has entered into agreements to purchase certain patent assets. The agreements include future unconditional guaranteed payments of $18,000,000 representing minimum revenue sharing from the Company’s ability to license the purchased patents to other parties. The guaranteed payments are accrued on the Company’s accompanying balance sheet as of March 31, 2014 at net present value using a discount rate of 12%. The associated discount is being amortized using the effective interest method. Expenses related to these payments are deferred as of March 31, 2014 and will be amortized in correlation with the future payment schedule. Payments are generally due sixty days after fully earned. Future guaranteed payments associated with these agreements are payable as follows:

Years ending December 31:
2015	$3,000,000
2016	5,000,000
2017	10,000,000
Less: discount to present value	(4,099,187)
Guaranteed payments, net of discount	$13,900,813

9.	Commitments and Contingencies

Operating lease

The Company leases an office in Cupertino, California under a cancelable month-to-month operating lease. The Company sublet the office on a month-to-month basis to a related party entity for approximately $551 per month. The majority stockholder of the related party is a stockholder of the Company.

In January 2013, the Company amended its lease agreement to lease additional office space. The amended lease agreement, which included a security deposit of $3,371, commenced February 1, 2013, on a month-to-month basis. In January 2013, March 2013, May 2013, and August 2013, the Company amended its lease agreement to lease additional office space. The Company has paid a total security deposit of $5,478. In conjunction with the amendments, the Company terminated its sublease agreement effective December 31, 2012.

Rent expense was approximately $74,300 for the year ended December 31, 2013.

Guaranteed payments

The Company has entered into agreements to purchase certain patent assets. The agreements include future unconditional guaranteed payments of $18,000,000 representing minimum revenue sharing from the Company’s ability to license the purchased patents to other parties. There are no additional unconditional guaranteed payments after 2017. Inventergy has not made any ongoing net revenue payments to date. The guaranteed payments are accrued on the Company’s accompanying balance sheet as of December 31, 2013 at net present value using a discount rate of 12%. Expenses related to these payments are deferred as of December 31, 2013 and will be amortized in correlation with the future payment schedule. Future guaranteed payments, and the amount of such payments, associated with these agreements are payable as follows:

Years ending December 31:

2015	$3,000,000
2016	5,000,000
2017	10,000,000
Less: discount to present value	(4,489,822)

Guaranteed payments, net of discount	$13,510,178

3.       Commitments and Contingencies

Legal proceedings

The Company may become involved in various legal actions arising in the normal course of business. In the opinion of management, such matters will not have a significant adverse effect on the results of operations or financial position of the Company.

Operating lease

The Company leases an office in Cupertino, California under a cancelable month-to-month operating lease. The Company subleases the office on a month-to-month basis to a related party entity, Silicon Turbine Systems, Inc. (“STS”), for approximately $551 per month. STS’s majority stockholder is the majority member of the Company.

Rent expense was approximately $7,019 for the period ended December 31, 2012.